Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proceeds	$ 25,900	$ 22,713
Gross gains	1,120	981
Gross losses	$ 0	$ (15)